Annual Fund Operating Expenses - Voya Government Money Market Fund	Jul. 31, 2021
Class A
Operating Expenses:
Management Fee	0.35%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.68%
Waivers and Reimbursements	(0.28%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.40%
Class C
Operating Expenses:
Management Fee	0.35%
Distribution and/or Shareholder Services (12b-1) Fees	1.00%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.68%
Waivers and Reimbursements	(0.28%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.40%
Class I
Operating Expenses:
Management Fee	0.35%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.57%
Waivers and Reimbursements	(0.17%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.40%
Class W
Operating Expenses:
Management Fee	0.35%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.68%
Waivers and Reimbursements	(0.28%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.40%

[1]	The adviser is contractually obligated to limit expenses to 0.40%, 1.40%, 0.40%, and 0.40%for Class A, Class C, Class I, and Class W shares, respectively, through August 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser and distributor are contractually obligated to waive a portion of their management fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Fund to the extent necessary to assist the Fund in maintaining a yield of not less than zero through August 1, 2022. Including this waiver, Total Annual Fund Operating Expenses after Waivers and Reimbursements (for the Fund’s most recent fiscal year) would have been 0.11%, 0.11%, 0.11% and 0.11% for Class A, Class C, Class I, and Class W shares, respectively. There is no guarantee that the Fund will maintain such a yield. Any management fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Fund on that day. Termination or modification of these obligations requires approval by the Fund’s board.